Inventories	12 Months Ended
Mar. 31, 2020
Classes of current inventories [abstract]
Inventories
9.   Inventories

Inventories consist of the following:

	As of March 31,
	2020		2019
Raw materials	Rs.	10,594	Rs.	8,920
Work-in-progress		6,806		7,201
Finished goods (includes stock-in-trade)		15,126		14,969
Packing materials, stores and spares		2,540		2,489
	Rs.	35,066	Rs.	33,579

Details of inventories recognized in the consolidated income statement are as follows:

	For the Year Ended March 31,
	2020		2019		2018
Raw materials, consumables and changes in finished goods and work in progress	Rs.	51,892	Rs.	40,932	Rs.	32,410
Inventory write-downs (1)		3,652		4,016		2,946

(1)	Following the Company’s decision to voluntarily recall all of its ranitidine medications sold in United States, due to confirmed contamination with N-Nitrosodimethylamine (“NDMA”) above levels established by the U.S. FDA, the Company recognized Rs.373 as inventory write downs of ranitidine during the year ended March 31, 2020. Furthermore, an amount of Rs.239 was recognized (as a reduction from revenue) as a provision for refund liabilities arising out of the Company’s recall decision.